QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	$ 287,579	$ 269,482	$ 237,169	$ 250,843	$ 256,406	$ 244,484	$ 207,359	$ 215,888	$ 1,045,073	$ 924,137	$ 794,876
Provision for losses	130,678	127,692	86,347	76,883	95,662	95,224	62,258	59,422	421,600	312,566	247,665
Net revenue	156,901	141,790	150,822	173,960	160,744	149,260	145,101	156,466	623,473	611,571	547,211
Total cost of providing services	75,219	81,196	73,474	68,114	72,845	72,508	66,020	65,033	298,003	276,406	264,244
Gross margin	81,682	60,594	77,348	105,846	87,899	76,752	79,081	91,433	325,470	335,165	282,967
Net income from continuing operations	15,418	(42,590)	18,718	24,913	6,504	18,292	17,854	17,959	16,459	60,609	75,644
Net loss from discontinued operations, net of income taxes	(29,716)	(4,432)	(2,743)	(1,621)	(94)	(8,529)	(1,512)	(1,321)	(38,512)	(11,456)	(10,200)
Net (loss) income	$ (14,298)	$ (47,022)	$ 15,975	$ 23,292	$ 6,410	$ 9,763	$ 16,342	$ 16,638	$ (22,053)	$ 49,153	$ 65,444
Continuing operations (in dollars per share)	$ 0.33	$ (0.93)	$ 0.41	$ 0.55	$ 0.16	$ 0.48	$ 0.47	$ 0.47	$ 0.36	$ 1.58	$ 2.00
Discontinued operations (in dollars per share)	(0.64)	(0.10)	(0.06)	(0.04)	0.00	(0.22)	(0.04)	(0.03)	(0.84)	(0.30)	(0.27)
Basic (loss) earnings per share (in dollars per share)	(0.31)	(1.03)	0.35	0.51	0.16	0.26	0.43	0.44	(0.48)	1.28	1.73
Continuing operations (in dollars per share)	0.32	(0.93)	0.39	0.53	0.16	0.47	0.46	0.46	0.34	1.54	1.95
Discontinued operations (in dollars per share)	(0.62)	(0.10)	(0.06)	(0.03)	0.00	(0.22)	(0.04)	(0.03)	(0.80)	(0.29)	(0.26)
Diluted (loss) earnings per share (in dollars per share)	$ (0.30)	$ (1.03)	$ 0.33	$ 0.50	$ 0.16	$ 0.25	$ 0.42	$ 0.43	$ (0.46)	$ 1.25	$ 1.69
Weighted average common shares - basic (in shares)	46,158	45,853	45,650	45,506	39,706	37,908	37,895	37,895	45,815	38,351	37,908
Weighted average common shares - diluted (in shares)	47,773	45,853	47,996	47,416	40,524	38,914	38,987	38,959	47,965	39,277	38,803
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Diluted (loss) earnings per share (in dollars per share)		$ (0.97)